Disaggregated Revenues - Schedule of Business Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Business Operations [Line Items]
Total revenues	$ 5,433,375	$ 5,136,153	$ 5,944,190
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	5,433,375	4,021,696	2,819,163
Surrogacy, ancillary caring and other services [Member]
Schedule of Business Operations [Line Items]
Total revenues		$ 1,114,457	$ 3,125,027